Organization (Details Textual)							1 Months Ended		12 Months Ended
	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CNY (¥)	Sep. 01, 2010 USD ($) Agreement	Jun. 29, 2009 USD ($) $ / shares shares	Jul. 05, 2007 $ / shares shares	Aug. 16, 2006 $ / shares shares	Apr. 30, 2012 USD ($)	Aug. 31, 2008 Company	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 USD ($)	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 11, 2008 CNY (¥)	Jul. 17, 2008 CNY (¥)	Jun. 30, 2008
Organization (Textual)
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001
Description of units issued during period				Each unit containing one ordinary share and one warrant.
Common stock, shares outstanding | shares									83,158,778	83,158,778
Warrant outstanding | shares				9,864,400
Units issued to underwriters | shares				300,000
Description of business combination				As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common shares.
Voting equity interests acquired from as result of business combination				73.00%
Assets acquired by China Networks from Alyst				$ 1,566,492
Cash acquired by China Networks acquired from Alyst				$ 1,449,122
Voting rights description									Voting rights as stockholders of Hetong, until 2037.
Loan agreement description									The WFOE may terminate the Exclusive Services Agreement at any time upon 30 days' notice to Hetong.
Consideration paid under asset disposal agreement			$ 150,000,000									$ 19,900,000
Number of domestic advertising companies | Company								2
Number of agreements | Agreement			2
Final arbitral awards	$ 90,000,000
Kunming Jv Agreement [Member]
Organization (Textual)
Loan agreement description									$1.6 million was received subsequent to December 2011.
Proceeds of the sale convertible debentures									$ 11,000,000
Kunming Ad [Member]
Organization (Textual)
Percentage of contribution paid under supplemental agreement before April 30, 2010								50.00%
Hetong [Member]
Organization (Textual)
Ownership percentage held by trustee								100.00%
Hetong [Member] | Taiyuan Ad [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong								50.00%
Hetong [Member] | Kunming Ad [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong								50.00%
Ant [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures															50.00%			50.00%
Percentage of contribution paid under supplemental agreement before April 30, 2010													100.00%
Kunming Tv Station [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures														100.00%				100.00%
Kunming Tv Station [Member] | Kunming Jv Agreement [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures														100.00%
Cietac [Member]
Organization (Textual)
Arbitration fee	177,000,000
Common Stock [Member]
Organization (Textual)
Common stock, par value | $ / shares				$ 0.0001
Common stock, shares outstanding | shares				12,927,888
Subsidiaries [Member] | Private Placement [Member]
Organization (Textual)
Share issued during period | shares						1,750,000
Common stock, par value | $ / shares						$ 0.0001
Subsidiaries [Member] | Private Placement [Member] | Warrant [Member]
Organization (Textual)
Warrant exercise price | $ / shares					$ 5.00
Warrants issued during period | shares					1,820,000
Subsidiaries [Member] | Ipo [Member]
Organization (Textual)
Units of stock issued during the period | shares					8,044,400
Description of units issued during period					Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price | $ / shares					$ 5.00
Parent Company [Member]
Organization (Textual)
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001
Common stock, shares outstanding | shares									83,158,778	83,158,778
CNY [Member] | Kunming Jv Agreement [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																¥ 150,000,000
CNY [Member] | Kunming Ad [Member]
Organization (Textual)
Consideration paid under asset disposal agreement			$ 700,000
CNY [Member] | Kunming Tv Station [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																¥ 150,000,000
CNY [Member] | Cietac [Member]
Organization (Textual)
Attorney fee	$ 800,000
Arbitration fee | ¥		¥ 115,084
Yr Tv Station [Member]
Organization (Textual)
Amended amount of claim filed for contract termination							$ 12,900,000
Yr Tv Station [Member] | CNY [Member]
Organization (Textual)
Amended amount of claim filed for contract termination							$ 81,417,196
Yr Tv Station [Member] | CNY [Member] | Asset Transfer Agreements [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																	¥ 45,000,000
Shanxi Tv [Member]
Organization (Textual)
Enforcing arbitral awards									$ 13,859,800
Shanxi Tv [Member] | CNY [Member]
Organization (Textual)
Enforcing arbitral awards									$ 90,000,000
Taiyuan Jv [Member]
Organization (Textual)
Claim filed for contract termination | ¥		45,000,000
Taiyuan Jv [Member] | Asset Transfer Agreements [Member]
Organization (Textual)
Asset repurchase under agreement | ¥		¥ 45,000,000
Taiyuan Jv [Member] | CNY [Member] | Asset Transfer Agreements [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																	¥ 45,000,000
Yellow River Jv [Member]
Organization (Textual)
Additional capital contribution | ¥											¥ 45,000,000
Kunming Jv [Member] | Ant [Member]
Organization (Textual)
Equity interest owned by ANT															50.00%